Segmented Information (Details) - Schedule of net revenue by geographic area - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Total	$ 4,848	$ 5,579
Americas [Member]
Segment Reporting Information [Line Items]
Total	4,844	5,023
APAC [Member]
Segment Reporting Information [Line Items]
Total		356
EMEA [Member]
Segment Reporting Information [Line Items]
Total	$ 4	$ 200